Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2015
Other Post-retirement Benefit Plans [Member]
Components of Net Periodic Pension Expense and Other Post-Retirement Benefit Expense

The following are the components of net periodic other post-retirement expense (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Service cost	$0.1	$0.1	$0.1	$0.2
Interest cost	0.1	0.1	0.3	0.3
Amortization of prior service costs and unrecognized loss	0.1	0.1	0.2	0.1

	$0.3	$0.3	$0.6	$0.6

Defined Benefit Pension Plans [Member]
Components of Net Periodic Pension Expense and Other Post-Retirement Benefit Expense

The following are the components of net periodic pension expense (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Service cost	$0.2	$0.1	$0.3	$0.3
Interest cost	3.0	2.9	6.1	5.9
Expected return on plan assets	(3.1)	(3.3)	(6.2)	(6.8)
Amortization of prior service costs and unrecognized loss	0.5	—	1.0	—

	$0.6	$(0.3)	$1.2	$(0.6)